Cover	Jan. 19, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	CONN’S, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34956
Entity Tax Identification Number	06-1672840
Entity Address, City or Town	The Woodlands
Entity Address, Postal Zip Code	77381
City Area Code	936
Local Phone Number	230-5899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CONN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001223389
Document Information [Line Items]
Entity Address, State or Province	TX
Entity Address, Address Line Two	Suite 800
Entity Address, Address Line One	2445 Technology Forest Blvd.